Leases	12 Months Ended
Sep. 30, 2023
Presentation of leases for lessee [abstract]
Leases
11.
LEASES

The Company, as a lessee, has lease contracts for various items of property and production equipment used in its operations. Certain leases include extension and termination options. These options are negotiated by management to provide flexibility in managing the leased-asset portfolio and align with the Companies’ business needs.

Right-of-use assets

	Buildings	Vehicles	Total
Cost
October 1, 2021	104,651	3,833	108,484
Additions	35,868	1,523	37,391
Derecognition on termination	(7,200)	(1,165)	(8,365)
Impact of foreign currency translation	11,810	1	11,811
September 30, 2022	145,129	4,192	149,321
Additions	49,106	2,151	51,257
Derecognition on termination	(10,288)	(912)	(11,200)
Impact of foreign currency translation	(6,808)	1	(6,808)
September 30, 2023	177,139	5,431	182,570

Accumulated depreciation
October 1, 2021	(8,766)	(551)	(9,317)
Additions	(26,490)	(1,253)	(27,743)
Derecognition on termination	2,700	633	3,333
Impact of foreign currency translation	(2,072)	—	(2,072)
September 30, 2022	(34,628)	(1,171)	(35,799)
Depreciation	(32,069)	(1,196)	(33,266)
Derecognition on termination	7,507	517	8,024
Impact of foreign currency translation	1,455	(1)	1,454
September 30, 2023	(57,736)	(1,851)	(59,587)

Net book value
September 30, 2022	110,501	3,021	113,522
September 30, 2023	119,403	3,581	122,984

Lease liabilities

	Buildings	Vehicles	Total
October 1, 2021	96,961	3,272	100,233
Additions	30,705	985	31,690
Lease payments	(26,543)	(1,280)	(27,823)
Interest	2,367	50	2,417
Impact of foreign currency translation	9,963	2	9,965
September 30, 2022	113,453	3,029	116,482
October 1, 2022	113,453	3,029	116,482
Additions	45,865	2,549	48,414
Lease payments	(33,361)	(1,155)	(34,517)
Interest	5,631	90	5,721
Impact of foreign currency translation	(5,141)	(900)	(6,041)
September 30, 2023	126,446	3,613	130,059

Ancillary expense related to variable lease payments not included within the measurement of lease liabilities on a monthly basis are immaterial, accounting for approximately 10% or less of total lease payments for buildings. Refer to Note 7 – Financial risk management objectives and policies for disclosure of lease liability maturities.

Amounts recognized in the consolidated statements of comprehensive income

	Successor			Predecessor
	Year ended September 30, 2023	Year ended September 30, 2022	Period from May 1, 2021 through September 30, 2021	Period from October 1, 2020 through April 30, 2021
Depreciation charge of right-of-use assets
Buildings	32,069	26,490	9,355	13,971
Vehicles	1,196	1,253	568	748
Total depreciation of right-of-use assets	33,266	27,743	9,923	14,719
Interest expense	5,721	2,417	861	594
Total amount recognized in net loss for the period	38,987	30,160	10,784	15,313

The Company did not identify any significant variable lease payments that are not included in the lease liability for the years ended September 30, 2023, 2022 and 2021. Short term lease payments and payments on low value lease assets were not significant for the years ended September 30, 2023, 2022 and 2021.

For further detail with respect to the Company’s leases, Refer to Note 3 – Significant accounting policies and Note 32 – Related party disclosures.